Transaction with JD.com, Inc. (Summary of Fair Value About Acquired Intangible Assets) (Details) - Business Cooperation Agreement [Member] ¥ in Thousands	May 08, 2015 CNY (¥)
Transaction with JD.com, Inc. [Line Items]
Acquired intangible assets	¥ 660,215
Exclusive operation right of leisure travel channel [Member]
Transaction with JD.com, Inc. [Line Items]
Acquired intangible assets	¥ 405,406
Estimated useful lives	5 years
Preferred partnership of hotel and air ticket reservation service [Member]
Transaction with JD.com, Inc. [Line Items]
Acquired intangible assets	¥ 1,431
Estimated useful lives	5 years
Internet traffic support [Member]
Transaction with JD.com, Inc. [Line Items]
Acquired intangible assets	¥ 139,358
Estimated useful lives	5 years
Marketing support [Member]
Transaction with JD.com, Inc. [Line Items]
Acquired intangible assets	¥ 114,020
Estimated useful lives	5 years